October 28, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:      Calvert Green Bond Fund, a series of Calvert Impact Fund, Inc.

File Numbers 333-44064 and 811-10045

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, transmitted herewith is a post-effective amendment to the registration statement for the above-referenced registrant.   This post-effective amendment (“PEA”) relates to Calvert Green Bond Fund (the “Fund’).

Registrant made an initial Rule 485(a) filing on July 30, 2013 (PEA No. 35, SEC Accession No. 0001121624-13-000012), to register shares for the Fund.  Registrant received comments from the SEC staff and filed its response via EDGAR correspondence on October 8, 2013 (SEC Accession No. 0001121624-13-000018).  This fling incorporates the changes cited in the EDGAR correspondence filing and includes certain non-material changes, such as figures in the director compensation table and portfolio manager disclosure tables.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President

Associate General Counsel